GOODWILL (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
GOODWILL
Total goodwill	$ 9,796,433	$ 0
Less: Impairment of goodwill	(2,938,247)	0
Vayu [Member]
GOODWILL
Total goodwill	1,894,288	0
GAC [Member]
GOODWILL
Total goodwill	$ 10,840,392	$ 0